Stockholder and Other Loans Payable (Details Textual) (USD $)	1 Months Ended		0 Months Ended	12 Months Ended		88 Months Ended	0 Months Ended	1 Months Ended
	Dec. 30, 2012	Oct. 30, 2012	Aug. 16, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Aug. 16, 2012 Spi [Member]	Feb. 28, 2013 Monthly Payable [Member]
Debt Instrument, Interest Rate, Effective Percentage Rate Range, Minimum				4.00%
Debt Instrument, Interest Rate, Effective Percentage Rate Range, Maximum				15.00%
Imputed interest on stockholders' loans reported as an increase to additional paid-in capital				$ 380,414	$ 415,705	$ 2,363,937
Debt Conversion, Original Debt, Amount			3,689,208	3,689,208
Stock Issued During Period, Value, Conversion of Convertible Securities							7,348,416
Debt Instrument, Convertible, Effective Interest Rate				5.00%
Interest Paid		105,000
Interest and Debt Expense	24,593
Debt Instrument, Periodic Payment, Principal								$ 10,000
Penalty As Per Loan Agreement Description				if the entire loan balance was not paid by October 31, 2013, then a 10% per annum interest rate would be applied to the entire loan balance from the inception of the loan.